Stock-Based Compensation (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Number of fair value of options issued during period value			$ 1,700,000	$ 300,000
Stock-based compensation	484,954	70,731	340,084	50,234
Unamortized stock based compensation expense	$ 259,458		$ 1,538,835
Unamortized stock-based compensation expense Fully expenses	through 2016		through 2015.
Range exercise price minimum			$ 0.09
Range exercise price maximum			$ 6.00
2013 Stock Incentive Plan [Member]
Common stock reserve for future issuance under Stock Incentive Plan	2,164,500		2,164,500
Maximum number of shares authorized to be issued	100,000		1,000,000
Number of shares available for grant under the Plan	381,828		431,828
Percentage of exercise price not less market value			110.00%